Board Remuneration (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2012 Management Board [Member] EUR (€)	Dec. 31, 2011 Management Board [Member] EUR (€)	Dec. 31, 2010 Management Board [Member] EUR (€)
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Bonus, financial target	75.00%
Bonus, non-financial target	25.00%
Bonus, maximum pay-out of base salary	125.00%
Options vesting period	3 years
Options outstanding, contractual life	7 years
Fair value per option of options granted (in euro per share)	€ 12.27	€ 10.43	$ 17.02	€ 13.94	€ 12.27	€ 10.43	€ 16.92